Financial liabilities at fair value through profit or loss (Tables)	6 Months Ended
Jun. 30, 2019
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss
7 Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss
	30June2019	31December2018
Trading liabilities	33,575	31,215
Non-trading derivatives	2,381	2,299
Designated at fair value through profit or loss	63,492	59,179
	99,448	92,693